Segmented information	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Segmented information

The Company operates in two industry segments: the sale of medical products and the provision of anesthesia services. The revenues relating to geographic segments based on customer location, in United States dollars, for the years ended December 31, 2017 and 2016 are as follows:

	2017	2016
Revenue:
Canada and other	$238,342	$238,049
United States	100,003,738	78,116,583
Total	$100,242,080	$78,354,632

The Company’s property and equipment, intangibles and other assets are located in the following geographic regions as at December 31, 2017 and 2016:

	2017	2016
Property and equipment:
Canada	$347,676	$316,145
United States	16,690	8,053
Total	$364,366	$324,198
Intangible assets:
Canada	$35,181	$31,934
United States	163,057,425	133,635,377
Total	$163,092,606	$133,667,311
Other assets:
Canada	$-	$1,261,298
United States	-	-
Total	$-	$1,261,298

The financial measures reviewed by the Company’s Chief Operating Decision Maker are presented below for the years ended December 31, 2017 and 2016. The Company does not allocate expenses related to corporate activities. These expenses are presented within “Other” to allow for reconciliation to reported measures.

	2017
	Anesthesia services	Product sales	Other	Total
Revenue	$88,741,075	$11,501,005	$-	$100,242,080
Operating costs	74,315,424	4,997,550	6,375,110	85,688,084
Operating income (loss)	$14,425,651	$6,503,455	$(6,375,110)	$14,553,996

	2016
	Anesthesia services	Product sales	Other	Total
Revenue	$67,821,879	$10,532,753	$-	$78,354,632
Operating costs	45,229,986	4,503,110	3,866,696	53,599,792
Operating income (loss)	$22,591,893	$6,029,643	$(3,866,696)	$24,754,840